NET EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 4:- NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share from continuing operations:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2014	2013	2014	2013	2013
	Unaudited
Numerator:
Numerator for basic net earnings per share - Net income from continuing operations	$2,612	$1,778	$1,146	$971	$6,320

Numerator for diluted net earnings per share - Net income from continuing operations	$2,612	$1,778	$1,146	$971	$6,320

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	7,201	5,556	7,689	5,556	5,558

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	7,542	5,556	8,030	5,556	5,697

Basic net earnings per share from continuing operations	$0.36	$0.32	$0.15	$0.17	$1.14

Diluted net earnings per share from continuing operations	$0.35	$0.32	$0.14	$0.17	$1.10